CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	3 Months Ended
Jun. 30, 2020 shares
Sale of Units (shares)	5,749,800
Private placement
Sale of Units (shares)	355,241